Commitments and Contingencies - Future Minimum Lease Payments for Non-Cancellable Operating Leases (Detail) $ in Millions	Mar. 31, 2015 USD ($)
Leases [Abstract]
2017	$ 18.0
2018	15.0
2019	11.8
2020	8.3
2021	3.3
Thereafter	4.2
Total	$ 60.6